ORGANIZATION AND BASIS OF PRESENTATION - Assets, liabilities and the results of operations of the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,994,683		¥ 1,630,444	¥ 1,240,431	$ 286,518
Restricted cash	1,786,832		1,278,326		256,662
Accounts and notes receivables, net	1,229,083		1,046,844		176,547
Inventories	140,006		151,031		20,111
Prepayments and other current assets	2,582,577		1,904,846		370,964	¥ 1,685,408
Short-term investments	1,057,598		1,007,329		151,914
Amounts due from related parties	246,758		197,488		35,445
Total current assets	9,688,449		7,829,747		1,391,659
Non-current assets:
Property and equipment, net	2,939,379		2,064,657		422,215
Intangible assets, net	121,587		143,810		17,465
Goodwill	490,986		469,076	448,584	70,526
Other non-current assets	262,129		45,531		37,652
Operating lease right-of-use assets	4,378,804				628,976	3,568,886
Restricted cash	175,700		90,638		25,238
Total non-current assets:	9,804,407		4,536,535		1,408,315
Total assets	19,492,856		12,366,282		2,799,974
Current liabilities:
Short-term bank loans	2,510,500		1,782,900		360,611
Accounts and notes payable	3,391,383		2,851,557		487,141
Accrued expenses and other liabilities	2,023,263		2,238,785		290,622	1,991,194
Customer advances and deposits and deferred revenue	1,489,510		1,219,230		213,955
Operating lease liabilities	1,035,252				148,705	641,323
Amounts due to related parties	6,140		12,429		882
Income tax payable	7,358		5,767		1,057
Total current liabilities	10,569,668		8,113,519		1,518,237
Operating lease liabilities	3,482,634				500,249	¥ 2,955,716
Deferred tax liabilities	25,806		25,356		3,707
Other non-current liabilities	137,184		86,504		19,705
Total non-current liabilities	5,007,904		112,605		719,341
Total liabilities	15,577,572		8,226,124		2,237,578
Total revenue	35,175,889	$ 5,052,700	27,960,979	19,989,562
Net (loss)/profit	(202,416)	(29,075)	(507,988)	(1,227,893)
Net cash generated from operating activities	852,833	122,502	637,204	25,602
Net cash used in investing activities	(1,912,482)	(274,711)	(1,230,953)	(4,105,923)
Net cash generated from financing activities	2,011,812	$ 288,978	557,149	¥ 3,730,859
Consolidated VIEs
Current assets:
Cash and cash equivalents	619,459		251,531		88,980
Restricted cash	412,134		46,506		59,199
Accounts and notes receivables, net	224,793		215,070		32,289
Inventories	57,527		79,896		8,263
Prepayments and other current assets	1,437,173		995,505		206,437
Short-term investments	150,692		135,019		21,646
Amounts due from related parties	195,811		79,867		28,127
Total current assets	3,097,589		1,803,394		444,941
Non-current assets:
Property and equipment, net	2,273,190		1,418,007		326,523
Intangible assets, net	104,017		111,409		14,941
Goodwill	430,763		430,763		61,875
Other non-current assets	46,022		12,741		6,611
Operating lease right-of-use assets	2,221,337				319,075
Restricted cash	38,096		16,455		5,472
Total non-current assets:	5,113,425		1,989,375		734,497
Total assets	8,211,014		3,792,769		1,179,438
Current liabilities:
Short-term bank loans	819,000		735,000		117,642
Accounts and notes payable	2,071,644		1,399,578		297,573
Accrued expenses and other liabilities	1,197,583		1,232,916		172,022
Customer advances and deposits and deferred revenue	1,277,944		989,880		183,565
Operating lease liabilities	493,844				70,936
Amounts due to related parties	2,631,540		1,640,124		377,997
Income tax payable			275
Total current liabilities	8,491,555		5,997,773		1,219,735
Operating lease liabilities	1,809,753				259,955
Deferred tax liabilities	25,080		26,817		3,603
Other non-current liabilities	133,037		81,826		19,110
Total non-current liabilities	1,967,870		108,643		282,668
Total liabilities	¥ 10,459,425		¥ 6,106,416		$ 1,502,403
Percentage of revenue contribution by VIE	66.00%	66.00%	66.00%	66.00%
Pledge or collateralization of the VIE's assets that can only be used to settle obligations of the VIE	¥ 0
Total revenue	23,047,895	$ 3,310,623	¥ 18,462,434	¥ 13,251,443
Net (loss)/profit	46,704	6,707	116,889	(221,601)
Net cash generated from operating activities	1,002,531	144,005	828,383	215,575
Net cash used in investing activities	(1,293,953)	(185,865)	(820,490)	(656,571)
Net cash generated from financing activities	¥ 1,030,277	$ 147,991	¥ 165,376	¥ 267,017